STOCK OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Stock Options Tables
Weighted average inputs to the Black-Scholes model used to value the stock options granted
	August 31, 2016	August 31, 2015
Expected volatility	98.98 – 102.74%	113.47 - 123.55%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	98.98 – 102.74%	113.47 - 123.55%
Expected Term	5.47 years	6.07 years

The weighted average inputs to the Black-Scholes model used to value the stock options granted during the year ended February 29, 2016 and February 28, 2015 are as follows:

	February 28, 2015	February 29, 2016
Expected volatility	117.00%	114.78%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.72%	1.64%
Expected Term	6.24 years	5.60 years

Common stock options issued and outstanding
The following table summarizes common stock options issued and outstanding:	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 29, 2016	426,976	$14.45	$-	7.98
Granted	880,000	$2.02	-	-
Expired and forfeited	(43,667)	$9.66	-	-

Outstanding and expected to vest at August 31, 2016	1,263,309	$5.95	$-	9.08
Exercisable at August 31, 2016	328,184	$12.39	$-	7.61

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	187,342	$23.70	$20,670	8.29
Granted	243,835	7.26	-	-
Exercised	-	-	-	-
Forfeited	534	8.10	-	-
Expired	3,667	10.20	-	-
Outstanding and expected to vest at February 29, 2016	426,976	$14.45	$-	7.98
Exercisable at February 29, 2016	187,575	$19.71	$-	6.55

Exercisable and unexercisable stock options
Exercisable			Unexercisable
Number of Options	Exercise Price	Weighted Average Remaining Life (years)	Number of Options	Exercise Price	Weighted Average Remaining Life (years)
124,442	$2.00	9.85	655,558	$2.00	9.85
-	$2.19	-	100,000	$2.19	9.74
8,375	$3.55	9.43	25,125	$3.55	9.43
1,068	$8.10	8.42	-	$8.10	-
74,447	$8.25	5.72	105,554	$8.25	8.76
52,434	$10.20	5.35	-	$10.20	-
3,334	$11.25	8.72	3,333	$11.25	8.72
4,445	$16.50	8.13	15,555	$16.50	8.13
14,735	$22.50	7.91	30,000	$22.50	7.30
44,904	$48.75	6.60	-	$48.75	-
328,184	$12.39	7.61	935,125	$3.67	9.59

The following table breaks down exercisable and unexercisable common stock options by exercise price as of February 29, 2016:

Exercisable			Unexercisable
Number of Options	Exercise Price	Weighted Average Remaining Life (years)	Number of Options	Exercise Price	Weighted Average Remaining Life (years)
13,875	$3.55	9.94	41,625	$3.55	9.94
1,068	$8.10	8.92	-	$8.10	-
48,335	$8.25	4.61	133,333	$8.25	9.26
52,434	$10.20	5.86	-	$10.20	-
3,334	$11.25	9.22	3,333	$11.25	9.22
8,890	$16.50	8.63	31,110	$16.50	8.63
14,735	$22.50	8.42	30,000	$22.50	7.80
44,904	$48.75	7.10	-	$48.75	-
187,575	$19.71	6.55	239,401	$10.33	9.11